Accumulated Other Comprehensive Income (Loss) (Changes in Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning of period		$ 143
Less amounts reclassified from accumulated other comprehensive loss		18	$ 290
Total unrealized (losses) gains on securities available for sale, net of tax		(145)	619
Balance, end of period		(2)	143
Total adjustments related to defined benefit plan, net of tax		(448)
Balance, end of period		(448)
Other comprehensive (loss) income before reclassification related to cash flow hedge		(17)
Total adjustments related to cash flow hedge		(17)
Balance, end of period		(17)
Balance, beginning of period	[1]	143	(476)
Other comprehensive (loss) income before reclassifications	[1]	(642)	909
Less amounts reclassified from accumulated other comprehensive loss	[1]	(32)	290
Total other comprehensive (loss) income, net	[1]	(610)	619
Balance, end of period	[1]	(467)	143
Net unrealized gains (losses) on securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning of period	[1]	143	(476)
Other comprehensive (loss) income before reclassification related to securities	[1]	(127)	909
Less amounts reclassified from accumulated other comprehensive loss	[1]	18	290
Total unrealized (losses) gains on securities available for sale, net of tax	[1]	(145)	619
Balance, end of period	[1]	$ (2)	$ 143
Adjustments related to defined benefit plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning of period	[1]
Other comprehensive (loss) income before reclassifications adjustments related to defined benefit plan	[1]	$ (498)
Less amounts reclassified from accumulated other comprehensive loss, adjustments related to defined benefit plan	[1]	(50)
Total adjustments related to defined benefit plan, net of tax	[1]	(448)
Balance, end of period	[1]	$ (448)
Net unrealized gains (losses) from cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning of period	[1]
Other comprehensive (loss) income before reclassification related to cash flow hedge	[1]	$ (17)
Total adjustments related to cash flow hedge	[1]	(17)
Balance, end of period	[1]	$ (17)

[1]	All amounts are net of tax.